Summary of significant accounting policies (Details Narrative)	6 Months Ended	7 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2020 USD ($)	Jul. 26, 2022 USD ($)	Oct. 14, 2022 USD ($)	Nov. 15, 2012 USD ($)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Apr. 30, 2021 USD ($)	Oct. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Property, Plant and Equipment [Line Items]
Impairment							$ 6,900,000
Restricted cash					$ 17,284,000	$ 9,979,000
Allowance for credit losses					$ 2,990,000	2,990,000	2,990,000			$ 1,495,000
Depreciation method					straight line
Scrap value per light weight ton					$ 340	340
Proceeds from Sale of Property, Plant, and Equipment					284,476,000	121,080,000	8,183,000
Total consideration					433,777,000	217,032,000	72,417,000
Working capital balances					$ (782,334,000)	(5,766,000)	37,999,000
Every second year rate of increase of management fees					3.00%
Utilization rate of fleet					99.00%
Impairment loss					$ 0	0	71,577,000
Amortization expense					28,917,000	16,143,000	10,337,000
Amortization and write-off of deferred finance costs					5,349,000	3,741,000	2,141,000
Impairment of Intangible Assets, Finite-Lived					0	0	0
Revenues					$ 1,210,528,000	713,175,000	226,771,000
Description of distribution policy					As per the partnership agreement, within 45 days following the end of each quarter, to the extent and as may be declared by the Board, an amount equal to 100% of Available Cash (as defined herein) with respect to such quarter shall be distributed to the partners as of the record date selected by the Board of Directors.
Cash distribution					$ 6,163,000	4,615,000	7,872,000
Cost of Property Repairs and Maintenance					244,589,000	83,147,000	36,455,000
Navios Holdings Guarantee [Member]
Property, Plant and Equipment [Line Items]
Supplemental credit default insurance maximum cash payment				$ 20,000,000
Due from Related Parties, Current								$ 5,000,000	$ 5,000,000
Restricted Stock Units (RSUs) [Member]
Property, Plant and Equipment [Line Items]
Share-Based Payment Arrangement, Expense					$ 154,000	523,000	946,000
Shares Issued, Shares, Share-Based Payment Arrangement, Forfeited | shares					12,699
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Forfeitures | shares					259
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares | shares					376,605
Favorable and Unfavorable Lease Terms [Member]
Property, Plant and Equipment [Line Items]
Alternative Investment, Measurement Input					0.1132
Time chartering and bareboat chartering [Member]
Property, Plant and Equipment [Line Items]
Revenues					$ 1,064,642,000	669,185,000	218,809,000
Voyage contracts [Member]
Property, Plant and Equipment [Line Items]
Revenues					69,075,000	25,199,000	3,754,000
Pooling arrangements [Member]
Property, Plant and Equipment [Line Items]
Revenues					74,344,000	17,982,000	4,208,000
Profit sharing [Member]
Property, Plant and Equipment [Line Items]
Revenues					$ 2,467,000	809,000	0
Upon NNA Merger [Member] | Restricted Stock Units (RSUs) [Member]
Property, Plant and Equipment [Line Items]
Unversted restricted common units | shares					11,843
Shares conversion rate					0.1275
Drybulk vessels [Member]
Property, Plant and Equipment [Line Items]
Useful life					25 years
Containerships [Member]
Property, Plant and Equipment [Line Items]
Useful life					30 years
Navios Ulysses [member]
Property, Plant and Equipment [Line Items]
Vessel year built			2007
Vessel type			Ultra-Handymax
Vessel capacity in DWT			55,728
Proceeds from Sale of Property, Plant, and Equipment			$ 13,965,000
Navios Cosmos, Navios Polaris, Jupiter N, Navios Prosperity I [Member]
Property, Plant and Equipment [Line Items]
Impairment loss					$ 7,913,000	0
Four Vessels [Member]
Property, Plant and Equipment [Line Items]
Impairment loss							50,991,000
Three Containerships [Member]
Property, Plant and Equipment [Line Items]
Impairment loss	$ 6,800,000
Navios Soleil, Esperanza N, Castor N [Member]
Property, Plant and Equipment [Line Items]
Impairment loss							$ 13,786,000
Retention Accounts [Member]
Property, Plant and Equipment [Line Items]
Restricted cash					$ 17,284,000	$ 9,979,000
Upon Acquisition of 36-vessel drybulk fleet from Navios Holdings [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Additions		$ 835,000,000
Related Party Transaction, Description of Transaction		The fleet consisted of: (i) 30 vessels (including eight vessels under sale and leaseback and ten vessels under finance leases), (ii) five operating leases and (iii) one vessel that has been classified as held for sale.
Total consideration		$ 370,638,000
Working capital balances		(37,016,000)
Payments to Acquire Businesses, Net of Cash Acquired		9,862,000
Excess value allocated to qualifying assets		$ 217,161,000
Upon Acquisition of 36-vessel drybulk fleet from Navios Holdings [Member] | First 15 of 36 Vessels [Member]
Property, Plant and Equipment [Line Items]
Date of delivery		July 29, 2022
Upon Acquisition of 36-vessel drybulk fleet from Navios Holdings [Member] | Remaining 21 of 36 Vessels [Member]
Property, Plant and Equipment [Line Items]
Date of delivery		September 8, 2022
Navios Containers [Member]
Property, Plant and Equipment [Line Items]
Ownership interest							35.70%
Navios Containers [Member] | Upon completion of the NMCI Merger [member]
Property, Plant and Equipment [Line Items]
Ownership interest						100.00%
Navios Europe II [Member] | Upon completion of the NMCI Merger [member]
Property, Plant and Equipment [Line Items]
Ownership interest					5.00%
Liquidation date					June 29, 2020
Minimum [Member]
Property, Plant and Equipment [Line Items]
Voting rights of affiliates					20.00%
Interval between vessel drydockings / special surveys					30 months
Maximum [Member]
Property, Plant and Equipment [Line Items]
Voting rights of affiliates					50.00%
Interval between vessel drydockings / special surveys					60 months